Summary of Significant Accounting Policies (Lease Prepayments and Other Assets) (Details)	12 Months Ended
Dec. 31, 2017
Land use rights [member]
Disclosure of information about lease prepayments and other assets [line items]
Estimated useful lives of lease prepayments and other assets	30-50 years
Patents [member]
Disclosure of information about lease prepayments and other assets [line items]
Estimated useful lives of lease prepayments and other assets	10-28 years
Catalyst [member]
Disclosure of information about lease prepayments and other assets [line items]
Estimated useful lives of lease prepayments and other assets	2-5 years